Employee benefit plans	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Employee benefit plans
18. Employee benefit plans

	December 31, 2019	December 31, 2018
Employee benefit plan expense:
Employee Benefit Plan	$2,778	$3,463
Supplemental Pension Plan	(61)	92
	$2,717	$3,555

Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	$(6,361)	$(1,197)

Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	$(26,199)	$(19,838)

Defined benefit plans
The Company operates defined benefit pension plans in Canada including a registered pension plan (“the Pension Plan”) and a Supplemental Pension Plan (“the SERP”). During 2012, the SERP was converted into a Retirement Compensation Arrangement (“RCA”), a trust account. As it is a trust account, the assets in the account are protected from the Company’s creditors. The RCA requires the Company to remit 50% of any contributions and any realized investment gains to the Receiver General of Canada as refundable tax.
These plans, which are only available to certain qualifying employees, provide benefits based on an employee’s years of service and final average earnings at retirement. Annual contributions related to these plans are actuarially determined and are made at or in excess of minimum requirements prescribed by legislation.
Eldorado’s plans have actuarial valuations performed for funding purposes. The last actuarial valuations for funding purposes performed for the Pension Plan and the SERP are as of January 1, 2017. The measurement date to determine the pension obligation and assets for accounting purposes was December 31, 2019.
The SERP is designed to provide supplementary pension benefits to qualifying employees affected by the maximum pension limits under the Income Tax Act pursuant to the registered Pension Plan. Further, the Company is not required to pre-fund any benefit obligation under the SERP.
18. Employee benefit plans (continued)
No contributions were made to the Pension Plan and the SERP during 2019 (2018 – $nil). Cash payments totalling $26,771 were made directly to beneficiaries during the year (2018 – $4,182) from pension plan assets. For the year 2020, no contributions are expected to be made to the Pension Plan and the SERP.
On December 13, 2019, the Company resolved to wind-up the Pension Plan and the SERP.
The wind-up of the Pension Plan is expected to be completed during 2020 and is subject to approval by the Canada Revenue Agency. Any gain or loss on settlement will be recognized in 2020.
The SERP’s defined benefit obligation has been measured as at December 31, 2019 based on the face value of the actual residual lump sum payments expected to be paid to members in 2020. The plan settlement has been measured based on market conditions as at November 30, 2019.
Subsidiaries employee benefit plans
According to the Greek and Turkish labour laws, employees are entitled to compensation in case of dismissal or retirement, the amount of which varies depending on salary, years of service and the manner of termination (dismissal or retirement). Employees who resign or are dismissed with cause are not entitled to compensation. The Company considers this a defined benefit obligation. Amounts relating to these employee benefit plans have been included in the tables in this note under “Employee Benefit Plan” when applicable.
Defined Contribution Plans
The Company operates a defined contribution plan which is only available to certain qualifying employees. The amount of defined contribution pension plan expense for the year ended December 31, 2019 is $404 (2018 –$193). The amount of contributions to the defined contribution plan for the year ended December 31, 2019 is $718 (2018- $nil).
The amounts recognized in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2019			December 31, 2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Present value of obligations	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)
Fair value of plan assets	1,958	24,610	26,568	1,864	46,195	48,059
Asset (liability) on statement of financial position	$(18,224)	$6,244	$(11,980)	$(14,375)	$9,120	$(5,255)

18. Employee benefit plans (continued)
The movement in the present value of the employee benefit obligations over the years is as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Balance at January 1,	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)
Current service cost	(2,181)	(172)	(2,353)	(2,935)	(269)	(3,204)
Past service cost	—	(97)	(97)	—	(146)	(146)
Interest cost	(669)	(1,447)	(2,116)	(601)	(1,403)	(2,004)
Actuarial gain (loss)	(3,097)	(4,781)	(7,878)	(1,209)	2,512	1,303
Assets distributed on settlement	—	24,430	24,430	—	—	—
Benefit payments	1,576	2,189	3,765	1,066	2,829	3,895
Exchange gain (loss)	428	(1,413)	(985)	3,468	3,358	6,826
Balance at December 31,	$(20,182)	$(18,366)	$(38,548)	$(16,239)	$(37,075)	$(53,314)

The movement in the fair value of plan assets over the years is as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

At January 1,	$1,864	$46,195	$48,059	$2,429	$53,875	$56,304
Interest income on plan assets	72	1,809	1,881	73	1,726	1,799
Actuarial gain (loss)	82	1,435	1,517	(64)	(2,436)	(2,500)
Assets distributed on settlement	—	(24,430)	(24,430)	—	—	—
Benefit payments	(152)	(2,189)	(2,341)	(399)	(2,828)	(3,227)
Exchange gain (loss)	92	1,790	1,882	(175)	(4,142)	(4,317)
At December 31,	$1,958	$24,610	$26,568	$1,864	$46,195	$48,059

The amounts recognized in the consolidated statements of operations are as follows:

	2019			2018
	Employee benefit plans	SERP	Total	Employee benefit plans	SERP	Total

Current service cost	$2,181	$172	$2,353	$2,935	$269	$3,204
Interest cost	669	1,447	2,116	601	1,404	2,005
Past service cost	—	97	97	—	146	146
Loss on settlement	—	32	32	—	—	—
Expected return on plan assets	(72)	(1,809)	(1,881)	(73)	(1,727)	(1,800)
Employee benefit plans expense (recovery)	$2,778	$(61)	$2,717	$3,463	$92	$3,555

18. Employee benefit plans (continued)
The actual return on plan assets was a gain of $3,439 (2018 – loss of $685).
The principal actuarial assumptions used were as follows:

	2019				2018
	Employee benefit plans			SERP	Employee benefit plans			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.9	3.9	—	—	3.4	3.4
Discount rate - beginning of year	1.7	15.0	3.9	3.9	1.7	11.0	3.4	3.4
Discount rate - end of year	0.9	13.0	3.1	3.1	1.7	15.0	3.9	3.9
Rate of salary escalation	2.7	8.2	2.0	2.0	2.8	9.0	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	0.6 years	0.6 years	—	—	1.6 years	1.6 years

Plan Assets
The assets of the employee benefit plan and the amounts deposited in the SERP account are managed by a major investment management company and are invested only in conformity with the investment requirements of applicable pension laws.
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2019		December 31, 2018
	Employee benefit plans	SERP	Employee benefit plans	SERP
Investment funds
Money market	2%	7%	2%	1%
Canadian fixed income	98%	—%	98%	6%
Canadian equities	—	—%	—	22%
US equities	—	—%	—	10%
International equities	—	—%	—	12%
Other (1)	—	93%	—	49%
	100%	100%	100%	100%

(1)	Assets held by the Canada Revenue Agency in the refundable tax account

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $1,270
	Decrease by 0.5%	Increase by $1,422
Salary escalation rate	Increase by 0.5%	Increase by $1,199
	Decrease by 0.5%	Decrease by $1,080